Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Voting power percentage			50.00%		50.00%
Cash held in accounts	$ 599		$ 599		$ 161,188
Derived services revenues	702,371	$ 1,515,371	2,207,029	$ 4,268,054	4,152,617	8,592,970
Employee benefit expense	$ 17,744	$ 31,273	$ 47,963	$ 78,957	124,386	4,911
Husing funds					$ 11,014
Tax benefit percentage			50.00%		50.00%
Per share price (in Dollars per share)	$ 0.01		$ 0.01		$ 0.01
Cash and cash equivalents	$ 6,330,431		$ 6,330,431		$ 7,649,129	$ 3,846,470